Aristotle/Saul Global Equity Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Austria - 1.1%
Erste Group Bank AG	16,200	$656,878

Canada - 5.1%
Brookfield Corp.	28,668	1,149,922
Cameco Corp.	42,000	1,810,845
		2,960,767

France - 7.1%
Cie Generale des Etablissements Michelin SCA	36,000	1,290,029
LVMH Moet Hennessy Louis Vuitton SE	1,500	1,214,784
TotalEnergies SE	24,000	1,632,076
		4,136,889

Germany - 7.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	3,900	1,614,954
Nemetschek SE	14,700	1,273,576
Rational AG	1,300	1,003,875
Symrise AG	6,600	725,983
		4,618,388

Hong Kong - 1.6%
AIA Group Ltd.	107,400	935,976

Ireland - 1.5%
Medtronic PLC	10,400	856,752

Japan - 12.9%
FANUC Corp.	25,600	752,931
KDDI Corp.	29,900	951,287
Mitsubishi UFJ Financial Group, Inc.	80,600	692,531
MonotaRO Co. Ltd.	107,700	1,175,916
NIDEC CORP	10,900	440,252
Otsuka Holdings Co. Ltd.	29,400	1,102,813
Pan Pacific International Holdings Corp.	36,700	875,594
Sony Group Corp.	15,800	1,502,681
		7,494,005

Netherlands - 1.4%
Heineken NV	8,000	811,976

Singapore - 2.2%
DBS Group Holdings Ltd.	49,746	1,259,340

Sweden - 1.5%
Assa Abloy AB - Class B	30,600	880,739

Switzerland - 3.4%
Alcon, Inc.	15,200	1,186,288
DSM-Firmenich AG	7,800	792,192
		1,978,480

United Kingdom - 3.4%
GSK PLC	46,600	861,399
Rentokil Initial PLC	195,300	1,097,322
		1,958,721

United States - 46.7%(b)
Adobe, Inc.(c)	3,100	1,849,460
Amgen, Inc.	5,200	1,497,704
Coca-Cola Co.	18,100	1,066,633
Danaher Corp.	5,300	1,226,102
Dolby Laboratories, Inc. - Class A	12,700	1,094,486
FirstCash Holdings, Inc.	13,500	1,463,265
FMC Corp.	10,900	687,245
General Dynamics Corp.	4,200	1,090,614
Honeywell International, Inc.	4,600	964,666
Jazz Pharmaceuticals PLC(c)	8,300	1,020,900
Lennar Corp. - Class A	17,900	2,667,816
Martin Marietta Materials, Inc.	3,800	1,895,858
Microchip Technology, Inc.	19,900	1,794,582
Microsoft Corp.	7,100	2,669,884
Norwegian Cruise Line Holdings Ltd.(c)	39,400	789,576
Oshkosh Corp.	11,800	1,279,238
PayPal Holdings, Inc.(c)	7,800	478,998
Procter & Gamble Co.	6,100	893,894
QUALCOMM, Inc.	8,500	1,229,355
RPM International, Inc.	11,500	1,283,745
Veralto Corp.	1,866	153,497
		27,097,518
TOTAL COMMON STOCKS (Cost $38,572,583)		55,646,429

PREFERRED STOCKS - 2.7%	Shares	Value
South Korea - 2.7%
Samsung Electronics Co. Ltd.,	32,700	1,581,808
TOTAL PREFERRED STOCKS (Cost $629,631)		1,581,808

TOTAL INVESTMENTS - 98.5% (Cost $39,202,214)		$57,228,237
Other Assets in Excess of Liabilities - 1.5%		844,486
TOTAL NET ASSETS - 100.0%		$58,072,723

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Security considered restricted. The total market value of these securities was $1,614,954 which represented 2.8% of net assets as of December 31, 2023.
(b)	As of December 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.
(c)	Non-income producing security.